Transactions And Balances With Related Parties	12 Months Ended
Dec. 31, 2011
Transactions And Balances With Related Parties [Abstract]
Transactions And Balances With Related Parties
Note 16 - Transactions and Balances with Related Parties

A.	Transactions with related parties

	Year ended December 31
	2009	2010	2011

Revenues from sales and services (C)	$1,145	$1,148	$1,192

General and administrative	$41	$59	$89

Management's fees to shareholders (D)	$398	$398	$398

Purchase of fixed asset	$-	$40	$322

B.	Balances with related parties

	December 31	December 31
	2010	2011

Trade receivables	$175	$154

Other payables	$55	$34

C.	Revenues from related parties

The Company is engaged with customers, which are related parties of one of its shareholders.

D.	Management's fees to shareholders

In October 2006, the Company entered into an agreement with Del-Ta Engineering Ltd. (shareholder, hereinafter- "Del- Ta") and Kardan Communications Ltd. (shareholder, hereinafter- "Kardan") that sets forth the management and consulting services that Del-Ta and Kardan are obligated to provide and the annual management fee payable thereunder as follows: (i) $235 to Del-Ta and (ii) $163 to Kardan. This agreement provided initially for a one year term and renews automatically for one year periods unless terminated by the Company or, jointly, by Del-Ta and Kardan. Each of Del-Ta and Kardan agreed not to terminate or amend the agreement without the consent of the other service provider. Del-Ta Engineering and Kardan also agreed that for so long as each has a representative serving on the Company's board of directors, neither party will vote any shareholder vote in favor of terminating or not renewing the agreement. On June 28, 2011, the Company's Shareholders approved an amendment to the term of the Management Services Agreement with Del-Ta Engineering Ltd. and Kardan Communications Ltd., extending the term of the Management Services Agreement for a period ending on June 28, 2014. The payments pursuant to this agreement aggregated $398 in each of 2009, 2010 and 2011.